MainStay MacKay DefinedTerm Municipal Opportunities Fund
Portfolio of Investments August 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 155.0%
Arizona 0.3% (0.2% of Managed Assets)
Industrial Development Authority of the City of Phoenix (The), Espiritu Community Development Corp. Project, Revenue Bonds
Series A
6.25%, due 7/1/36	$ 1,805,000	$ 1,807,528
California 19.6% (12.5% of Managed Assets)
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/36 (a)	5,000,000	6,139,664
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	2,405,000	2,808,859
City of Sacramento CA, Water, Revenue Bonds
5.00%, due 9/1/42 (b)	19,500,000	21,325,042
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-2
5.30%, due 6/1/37 (c)	25,225,000	26,081,982
Los Angeles Department of Water & Power System Revenue, Revenue Bonds
Series A
5.00%, due 7/1/47 (b)	28,900,000	34,708,744
University of California, Regents Medical Center, Revenue Bonds
Series J
5.00%, due 5/15/43 (b)	23,260,000	24,995,932
		116,060,223
Colorado 6.0% (3.8% of Managed Assets)
City & County of Denver CO, Revenue Bonds
Series A
4.00%, due 8/1/51 (b)	21,690,000	25,760,692
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,950,000	4,264,083
Dominion Water & Sanitation District, Tap Fee, Revenue Bonds
6.00%, due 12/1/46	3,383,000	3,485,801
Sterling Ranch Community Authority Board, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 12/1/30	1,750,000	1,861,075
		35,371,651
District of Columbia 0.5% (0.3% of Managed Assets)
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	2,400,000	3,071,340
Florida 7.2% (4.6% of Managed Assets)
JEA Electric System, Revenue Bonds
Series C
5.00%, due 10/1/37 (b)	12,980,000	13,584,406

	Principal Amount	Value
Florida
Orange County Convention Center, Revenue Bonds
Series B
4.00%, due 10/1/33 (b)	$ 25,000,000	$ 28,668,327
		42,252,733
Guam 2.7% (1.7% of Managed Assets)
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (a)	3,425,000	3,765,670
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.50%, due 7/1/43	7,550,000	8,260,292
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series B-1
5.00%, due 1/1/42	3,860,000	3,920,008
		15,945,970
Illinois 21.8% (13.9% of Managed Assets)
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/39 (b)	20,000,000	20,167,469
Series A
7.00%, due 12/1/44	2,880,000	3,523,455
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
Series A
5.75%, due 4/1/34	8,000,000	9,908,689
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation (d)
Series A
7.00%, due 12/1/46	4,000,000	5,266,314
Series B
7.00%, due 12/1/42	3,500,000	4,634,288
Chicago O'Hare International Airport, Customer Facility Charge, Revenue Bonds, Senior Lien
Insured: AGM
5.75%, due 1/1/38	5,000,000	5,351,815
City of Chicago IL, Unlimited General Obligation
Series A
5.25%, due 1/1/27	3,000,000	3,434,876
Series A
5.50%, due 1/1/49	5,000,000	6,199,917
Series A
6.00%, due 1/1/38	7,180,000	8,933,969
Series C
5.00%, due 1/1/25	1,435,000	1,455,851
Series E
5.50%, due 1/1/42	2,000,000	2,271,253
City of Chicago IL, Wastewater Transmission, Revenue Bonds, Second Lien
Series C
5.00%, due 1/1/32	7,120,000	8,164,313
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 6/15/57	4,665,000	5,539,390

	Principal Amount	Value
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	$ 10,000,000	$ 5,721,585
Sales Tax Securitization Corp., Revenue Bonds
Series C, Insured: BAM
5.25%, due 1/1/48 (b)	11,000,000	13,647,118
State of Illinois, Unlimited General Obligation
5.25%, due 7/1/31 (b)	20,000,000	21,398,476
5.50%, due 5/1/30	2,500,000	3,322,047
		128,940,825
Indiana 3.0% (1.9% of Managed Assets)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A, Insured: AGM
4.00%, due 6/1/39 (b)	14,880,000	17,836,185
Kansas 3.4% (2.1% of Managed Assets)
Kansas Development Finance Authority Revenue, Sunbelt Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/32 (b)	19,290,000	19,919,772
Michigan 10.3% (6.6% of Managed Assets)
City of Detroit MI, Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/39	5,000,000	5,213,718
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series B, Insured: AGM
5.00%, due 7/1/34 (b)	24,940,000	29,963,997
Michigan Finance Authority, Trinity Health Group, Revenue Bonds
Series 2016MI
5.25%, due 12/1/41 (b)	21,630,000	25,743,179
		60,920,894
Minnesota 0.3% (0.2% of Managed Assets)
Blaine Minnesota Senior Housing & Healthcare, Crest View Senior Community Project, Revenue Bonds
Series A
5.75%, due 7/1/35	1,925,000	1,894,209
Missouri 7.1% (4.5% of Managed Assets)
Kansas City Industrial Development Authority, Kansas City International Airport Terminal, Revenue Bonds
Series A
4.00%, due 3/1/45 (b)	31,510,000	36,089,321
Series A, Insured: AGM
4.00%, due 3/1/50 (a)	5,000,000	5,713,893
		41,803,214
Nebraska 3.5% (2.3% of Managed Assets)
Central Plains Energy Project, Project no.3, Revenue Bonds
5.25%, due 9/1/37 (b)	20,000,000	20,923,856

	Principal Amount	Value
Nevada 6.1% (3.9% of Managed Assets)
Clark County School District, Tax Building, Limited General Obligation
Series A, Insured: BAM
5.00%, due 6/15/34 (b)	$ 9,680,000	$ 12,112,039
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/43 (b)	20,000,000	24,079,985
		36,192,024
New Hampshire 0.7% (0.5% of Managed Assets)
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/24	4,740,000	4,335,672
New Jersey 6.2% (4.0% of Managed Assets)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
5.25%, due 9/15/29	5,000,000	5,254,605
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	3,400,000	3,947,281
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/44	1,000,000	1,139,006
Series BB
4.00%, due 6/15/45 (b)	17,000,000	19,670,243
New Jersey Turnpike Authority, Revenue Bonds
Series A
4.00%, due 1/1/51 (b)	5,500,000	6,465,847
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	300,000	360,518
		36,837,500
New York 15.0% (9.5% of Managed Assets)
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 11/15/45 (b)	22,695,000	25,430,311
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Series AA, Class 3
7.25%, due 11/15/44 (b)(d)	10,890,000	12,147,192
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/40	7,000,000	8,381,270
New York State Thruway Authority, Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	10,000,000	11,933,821
New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds
5.00%, due 8/1/31 (a)	5,000,000	5,011,686

	Principal Amount	Value
New York
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/36 (b)	$ 20,000,000	$ 21,891,960
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	3,395,000	3,723,867
		88,520,107
Ohio 1.2% (0.7% of Managed Assets)
Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
5.00%, due 6/1/55	2,500,000	2,909,234
Ohio Higher Educational Facility Commission, University Circle, Inc., Revenue Bonds, Senior Lien
5.00%, due 1/15/50	3,200,000	3,933,515
		6,842,749
Pennsylvania 5.2% (3.3% of Managed Assets)
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/42 (d)	1,000,000	1,192,462
City of Harrisburg PA, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 9/15/21	305,000	304,597
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	2,370,000	2,723,277
Pennsylvania Economic Development Financing Authority, Capital Region Parking System, Revenue Bonds
Series B, Insured: County Guaranteed
6.00%, due 7/1/53 (b)	14,260,000	15,579,161
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/49 (b)	7,470,000	8,696,121
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds
8.20%, due 12/1/43	2,000,000	2,207,360
		30,702,978
Puerto Rico 19.8% (12.6% of Managed Assets)
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	12,965,000	13,313,104
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation (e)
Insured: AGM
4.50%, due 7/1/23	280,000	281,677
Insured: AGM
5.125%, due 7/1/30	1,365,000	1,388,678
Series A, Insured: AGM
5.00%, due 7/1/35	7,840,000	8,052,290
Series A, Insured: AGC
5.25%, due 7/1/23	145,000	147,514
Series A, Insured: AGM
5.375%, due 7/1/25	1,340,000	1,355,350

	Principal Amount	Value
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation (e)
Series A, Insured: AGC
5.50%, due 7/1/32	$ 255,000	$ 259,729
Series A, Insured: AGM
6.00%, due 7/1/33	875,000	893,340
Series A, Insured: AGM
6.00%, due 7/1/34	755,000	770,825
Series A-4, Insured: AGM
5.25%, due 7/1/30	4,425,000	4,501,737
Series C, Insured: AGM
5.50%, due 7/1/32	1,520,000	1,548,192
Series C, Insured: AGM
5.75%, due 7/1/37	5,440,000	5,547,461
Series C-7, Insured: NATL-RE
6.00%, due 7/1/27	2,615,000	2,707,178
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds (e)
Series A, Insured: AGC
4.50%, due 7/1/36	13,080,000	13,344,916
Series A, Insured: AGC
5.00%, due 7/1/27	635,000	645,246
Series A, Insured: AMBAC
5.00%, due 7/1/31	340,000	348,809
Puerto Rico Electric Power Authority, Revenue Bonds (e)
Series DDD, Insured: AGM
3.625%, due 7/1/23	755,000	756,856
Series DDD, Insured: AGM
3.65%, due 7/1/24	2,830,000	2,836,846
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	1,130,000	1,156,347
Series PP, Insured: NATL-RE
5.00%, due 7/1/25	165,000	169,703
Series TT, Insured: AGM
5.00%, due 7/1/27	310,000	315,002
Puerto Rico Highway & Transportation Authority, Revenue Bonds (e)
Series AA-1, Insured: AGM
4.95%, due 7/1/26	5,575,000	5,704,433
Series D, Insured: AGM
5.00%, due 7/1/32	960,000	975,490
Series N, Insured: AMBAC
5.25%, due 7/1/31	3,485,000	3,812,820
Series N, Insured: AMBAC
5.50%, due 7/1/29	1,025,000	1,139,284
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/22	835,000	848,473
Series A, Insured: AGM
5.00%, due 8/1/27	2,770,000	2,814,694
Series A, Insured: AGM
5.00%, due 8/1/30	1,685,000	1,712,188

	Principal Amount	Value
Puerto Rico
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series M-3, Insured: NATL-RE
6.00%, due 7/1/27 (e)	$ 10,000,000	$ 10,352,496
Puerto Rico Sales Tax Financing Corp. Sales Tax, Revenue Bonds
Series A-1
4.55%, due 7/1/40	2,500,000	2,876,803
Series A-1
4.75%, due 7/1/53	7,000,000	8,010,813
Series A-1
5.00%, due 7/1/58	15,940,000	18,456,272
		117,044,566
South Carolina 1.8% (1.2% of Managed Assets)
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (b)(f)	10,000,000	10,805,807
Texas 0.9% (0.6% of Managed Assets)
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM, NATL-RE
(zero coupon), due 11/15/38	175,000	83,621
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/28	50,000	41,713
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	260,000	122,796
Mission Economic Development Corp., Natgasoline LLC Project, Revenue Bonds, Senior Lien
4.625%, due 10/1/31 (a)(d)	5,000,000	5,265,216
		5,513,346
U.S. Virgin Islands 5.0% (3.2% of Managed Assets)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	2,980,000	2,974,470
Series A
5.00%, due 10/1/32	3,020,000	2,994,547
Series A, Insured: AGM
5.00%, due 10/1/32	2,690,000	2,797,975
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	5,350,000	5,564,746
Virgin Islands Public Finance Authority, Matching Fund Loan - Diageo Project, Revenue Bonds
Series A
6.625%, due 10/1/29	2,395,000	2,415,956
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Senior Lien
Series A
5.00%, due 10/1/25	5,735,000	5,749,449
Series A-1
4.50%, due 10/1/24	375,000	371,167

	Principal Amount	Value
U.S. Virgin Islands
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 10/1/24	$ 910,000	$ 912,293
Series B
5.00%, due 10/1/24	1,175,000	1,177,941
Series B
5.00%, due 10/1/25	3,290,000	3,298,289
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Sub. Lien
Series B
5.25%, due 10/1/29	1,355,000	1,334,612
		29,591,445
Virginia 0.9% (0.5% of Managed Assets)
Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds, Senior Lien
Series B-1
5.00%, due 6/1/47	5,000,000	5,033,123
Washington 5.2% (3.3% of Managed Assets)
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series A
5.00%, due 8/15/44 (b)	19,665,000	20,488,391
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/58	9,705,000	10,090,644
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	155,000	170,586
		30,749,621
Wisconsin 1.3% (0.8% of Managed Assets)
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (d)	500,000	560,128
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds
Series A
5.00%, due 10/1/39 (d)	5,750,000	6,992,811
		7,552,939
Total Investments (Cost $842,953,534)	155.0%	916,470,277
Floating Rate Note Obligations (g)	(56.8)	(335,925,000)
Other Assets, Less Liabilities	1.8	10,555,134
Net Assets Applicable to Common Shares	100.0%	$ 591,100,411

†	Percentages indicated are based on Fund net assets applicable to Common shares.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(c)	Step coupon—Rate shown was the rate in effect as of August 31, 2021.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Bond insurance is paying principal and interest, since the issuer is in default.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of August 31, 2021.
(g)	Face value of Floating Rate Notes issued in TOB transactions.
"Managed Assets" is defined as the Fund’s total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $927,980,622 as of August 31, 2021.
Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of August 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$ —	$ 916,470,277	$ —	$ 916,470,277

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay DefinedTerm Municipal Opportunities Fund
Notes to Portfolio of Investments August 31, 2021 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
The Board of Trustees (the "Board") of the MainStay MacKay DefinedTerm Municipal Opportunities Fund (the "Fund") adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of August 31, 2021, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended August 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Fund as of August 31, 2021 were fair valued in such a manner.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.